Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Loans, net of allowance for loan loss	$ 23,312	$ 19,295	$ 11,979
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	13,524,244	13,481,786	6,350,184
Common stock, shares outstanding	13,445,782	13,403,324	6,276,759
Treasury stock, shares	78,462	78,462	73,425